Borrowings - Summary of Long-term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long term debt repayment	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	4.587%
Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	4.04%
NH Jayang [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	3.98%
Vessel facility loans [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	4.767%
Vessel facility loans [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
LIBOR rate	2.132%